CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net loss	$ (35,399,257)	$ (18,140,997)	$ (45,317,532)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	42,400	39,944	10,162
Stock-based compensation	2,734,946	3,933,222	1,039,866
Litigation settlement loss	2,700,000	0	0
Compensation expense	0	0	750,000
Amortization of debt discount	0	0	3,031,304
Excess consideration	0	0	19,283,280
Financing expense	0	0	22,973,138
Changes in fair value of the liability for options and warrants - gains	(2,581,473)	(8,733,350)	(11,408,231)
Foreign currency exchange gains (losses)	93,402	(272,985)	0
(Increase) decrease in assets:
Prepaid expenses and other current assets	807,408	(785,876)	913,788
(Decrease) increase in liabilities:
Accounts payable and accrued expenses	12,222	(671,784)	3,755,173
Other liabilities	(8,357)	7,291	3,469
Total adjustments	3,800,548	(6,483,538)	40,351,949
Net Cash Used in Operating Activities	(31,598,709)	(24,624,535)	(4,965,583)
Cash Flows from Investing Activities:
Purchase of property and equipment	(36,885)	(54,750)	(10,560)
Cash received from reverse acquisition	0	0	1,410,577
Purchase of short-term investments	0	(46,120,172)	0
Maturities of short-term investments	10,021,963	36,098,209	0
Receivable from related party	0	10,081	(8,219)
Net Cash Provided by (Used in) Investing Activities	9,985,078	(10,066,632)	1,391,798
Cash Flows from Financing Activities:
Proceeds from shareholder loans	0	0	3,031,304
Payments of shareholder loans	0	0	(3,561,239)
Proceeds from issuance of shares	17,400,000	0	75,000,000
Share issuance costs	(1,728,119)	0	(5,425,646)
Net Cash Provided by Financing Activities	15,671,881	0	69,044,419
Effect of Exchange Rates on Cash and Cash Equivalents	(50,391)	(130,016)	121,893
Net (Decrease) Increase in Cash and Cash Equivalents	(5,992,141)	(34,821,183)	65,592,527
Cash and Cash Equivalents, beginning	34,098,812	68,919,995	3,327,468
Cash and Cash Equivalents, end	28,106,671	34,098,812	68,919,995
Cash paid during the year for:
Interest	$ 0	$ 0	$ 22,945